Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.50%
France: 4.59%
Air Liquide SA (Materials, Chemicals)	18,700	$ 3,058,327
Capgemini SE (Information technology, IT services)	26,100	3,771,734
		6,830,061
Germany: 2.99%
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	142,200	2,528,679
SAP SE (Information technology, Software)	15,100	1,916,009
		4,444,688
Hong Kong: 4.22%
AIA Group Limited (Financials, Insurance)	289,000	3,484,400
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	1,941,390	2,791,559
		6,275,959
Ireland: 2.35%
Medtronic plc (Health care, Health care equipment & supplies)	31,400	3,495,762
Japan: 8.61%
Nidec Corporation (Industrials, Electrical equipment)	18,100	2,408,716
ORIX Corporation (Financials, Diversified financial services)	149,800	2,403,674
Renesas Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)†	319,400	3,644,814
Sony Corporation (Consumer discretionary, Household durables)	45,440	4,349,181
		12,806,385
Netherlands: 2.81%
AerCap Holdings NV (Industrials, Trading companies & distributors)†	49,700	1,900,528
Airbus SE (Industrials, Aerospace & defense)†	22,600	2,272,602
		4,173,130
Switzerland: 4.74%
Nestle SA (Consumer staples, Food products)	23,200	2,600,641
Novartis AG ADR (Health care, Pharmaceuticals)	26,300	2,379,361
Roche Holding AG (Health care, Pharmaceuticals)	6,000	2,070,671
		7,050,673
United Kingdom: 1.90%
Unilever plc ADR (Consumer staples, Personal products)	48,400	2,823,656
United States: 67.29%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	15,800	2,356,412
Alphabet Incorporated Class C (Communication services, Interactive media & services)†	3,250	5,966,153
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail)†	1,660	5,322,292
American International Group Incorporated (Financials, Insurance)	64,600	2,418,624
Apple Incorporated (Information technology, Technology hardware, storage & peripherals)	24,000	3,167,040
Bank of America Corporation (Financials, Banks)	104,900	3,110,285
Chevron Corporation (Energy, Oil, gas & consumable fuels)	23,900	2,036,280
See accompanying notes to portfolio of investments

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Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
Cigna Corporation (Health care, Health care providers & services)	17,500	$ 3,798,375
Comcast Corporation Class A (Communication services, Media)	64,200	3,182,394
Dollar Tree Incorporated (Consumer discretionary, Multiline retail)†	24,300	2,470,338
Eli Lilly & Company (Health care, Pharmaceuticals)	9,500	1,975,715
EOG Resources Incorporated (Energy, Oil, gas & consumable fuels)	19,600	998,816
Fiserv Incorporated (Information technology, IT services)†	34,200	3,511,998
Honeywell International Incorporated (Industrials, Industrial conglomerates)	17,600	3,438,512
Intercontinental Exchange Incorporated (Financials, Capital markets)	31,800	3,509,130
Marsh & McLennan Companies Incorporated (Financials, Insurance)	21,600	2,374,056
Merck & Company Incorporated (Health care, Pharmaceuticals)	38,500	2,967,195
Microsoft Corporation (Information technology, Software)	30,600	7,097,976
Mondelez International Incorporated Class A (Consumer staples, Food products)	52,400	2,905,056
Motorola Solutions Incorporated (Information technology, Communications equipment)	21,900	3,669,345
Northrop Grumman Corporation (Industrials, Aerospace & defense)	11,750	3,367,668
ON Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)†	124,100	4,280,209
PTC Incorporated (Information technology, Software)†	19,500	2,591,745
Salesforce.com Incorporated (Information technology, Software)†	13,600	3,067,616
Stryker Corporation (Health care, Health care equipment & supplies)	11,300	2,497,413
The Coca-Cola Company (Consumer staples, Beverages)	70,900	3,413,835
The Goldman Sachs Group Incorporated (Financials, Capital markets)	6,450	1,749,047
The Walt Disney Company (Communication services, Entertainment)	17,100	2,875,707
Truist Financial Corporation (Financials, Banks)	49,300	2,365,414
Visa Incorporated Class A (Information technology, IT services)	24,400	4,715,300
Waste Management Incorporated (Industrials, Commercial services & supplies)	26,000	2,894,320
		100,094,266
Total Common stocks (Cost $95,603,418)		147,994,580

		Yield
Short-term investments: 1.15%
Investment companies: 1.15%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,714,861	1,714,861
Total Short-term investments (Cost $1,714,861)				1,714,861
Total investments in securities (Cost $97,318,279)	100.65%			149,709,441
Other assets and liabilities, net	(0.65)			(962,529)
Total net assets	100.00%			$148,746,912

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

2  |  Wells Fargo Intrinsic World Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$232,422	$8,321,775	$(6,839,336)	$0	$0	$1,714,861	1.15%	1,714,861	$57
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to portfolio of investments—January 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
France	$0	$6,830,061	$0	$6,830,061
Germany	0	4,444,688	0	4,444,688
Hong Kong	0	6,275,959	0	6,275,959
Ireland	3,495,762	0	0	3,495,762
Japan	0	12,806,385	0	12,806,385
Netherlands	1,900,528	2,272,602	0	4,173,130
Switzerland	2,379,361	4,671,312	0	7,050,673
United Kingdom	2,823,656	0	0	2,823,656
United States	100,094,266	0	0	100,094,266
Short-term investments
Investment companies	1,714,861	0	0	1,714,861
Total assets	$112,408,434	$37,301,007	$0	$149,709,441
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

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